Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 11 - SHAREHOLDERS’ EQUITY (DEFICIT)

A.	Composition of shareholders’ equity (deficit):

	As of December 31, 2023		As of December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Shares of NIS 0.05 par value:
Series Ordinary Shares	222,000,000	13,051,343	14,307,116	2,578,760
Series Convertible Ordinary 1 Shares	-	-	607,680	607,680
Series Convertible Ordinary 2 Shares	-	-	889,200	889,200
Series Convertible B Preferred Shares	-	-	2,047,200	2,047,200
Series Convertible B1 Preferred Shares	-	-	738,240	738,240
Series Convertible C Preferred Shares	-	-	3,410,564	2,928,960
Total	222,000,000	13,051,343	22,000,000	9,790,040

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in the Company’s Amended and Restated Articles of Association (the “Articles”), including, without limitation, the right to receive notices of, and to attend, all general meetings, the right to vote thereat with each Ordinary Share held entitling the holder thereof to one vote at all general meetings (and written actions in lieu of meetings), the right to participate and share on a per share basis in any distribution and in distribution of surplus assets and funds of the Company in the event of a liquidation event, and certain other rights as may be expressly provided for in the Articles or under the Israeli Companies Law 5759-2999. All Ordinary Shares rank pari passu amongst themselves for all intents and purposes, including, without limitation, in relation to the amounts of capital paid or credited as paid on their nominal value.

B.

On February 27, 2023, the Company announced the pricing of its IPO of 1,950,000 Ordinary Shares at a public offering price of $4.00 per share, for aggregate gross proceeds of $7,800 prior to deducting underwriting discounts and other offering expenses. In addition, the Company granted to the underwriters (i) warrants to purchase up to 97,500 Ordinary Shares at an exercise price of $5.00 per Ordinary Share over a period of 5-years commencing August 26, 2023 (see also Note 17C1 below) and (ii) a 45-day option to purchase up to an additional 292,500 Ordinary Shares at the public offering price less discounts, to cover over-allotments. The over-allotment option was not exercised and expired in April 2023.

Direct and incremental costs incurred related to the IPO amounted to $1,418 (including capitalized deferred offering costs amounted to $313).

The Ordinary Shares began trading on the Nasdaq Capital Market under the ticker symbol “BMR” on February 28, 2023. The IPO closed on March 2, 2023.

Following completion of the IPO, the following occurred -

1.	The holders of all shares with preferences over Ordinary Shares (i.e. Convertible Preferred Shares and Convertible Ordinary 1 and 2 Shares) voluntary effected a conversion of all such shares into 7,211,280 Ordinary Shares.

2.	The Company’s authorized share capital increased from 22,000,000 to 222,000,000.

3.	A reverse share split of all outstanding Ordinary Shares of the Company was effected at a ratio of 5:1 so that each 5 ordinary shares, nominal value NIS 0.01 per share, was consolidated into 1 Ordinary Share, nominal value NIS 0.05 per share, (the “Reverse Share Split”). For accounting purposes, following the completion of the IPO transaction, all shares, options and warrants to purchase Ordinary Shares and loss per share amounts have been adjusted to give retroactive effect to the Reverse Share Split for all periods presented in these consolidated financial statements. Any fractional shares resulting from the Reverse Share Split were rounded up to the nearest whole share.

4.	Automatic conversion of all outstanding Convertible Advance Investment amounts in the nominal value of $3,657 to 1,142,856 Ordinary Shares at a conversion price of $3.2 which equals 80% of the public offering price in the IPO. During the period commencing January 1, 2023 through the closing date of the IPO, the Company recorded income amounting to $269 as result of changes in the fair value of the convertible advance investment (see Note 9 above and Note 13 below).

5.	A down round protection feature of certain warrants granted in previous years to SVB was triggered by way of reduction of their exercise price from $5.12 to a price of $4.00, which represented the public offering price in the IPO. Such reduction was accounted for as deemed dividend estimated at total amount of $7 thousand, which was recorded as part of the additional paid-in capital versus increase of accumulated deficit. Regarding the effect of the loss per share, see also Note 2X above.

6.	Each of the member of the Company’s board of directors (the “Board of Directors”) (except the Company’s current chief executive officer (the “Founder”), who also serves as the chairman of the Board of Directors) was entitled, inter alia, to receive options to purchase 19,000 Ordinary Shares at an exercise price of $4.00 with a vesting schedule on a monthly basis over a 36-month period commencing the listing date of the Company’s Ordinary Shares on the Nasdaq.